Restricted Net Assets	12 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

Note 19 — RESTRICTED NET ASSETS

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s PRC subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, and all the Company’s revenues earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after inter-company eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements and prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, and as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

a)	Condensed parent company balance sheets:

	As of June 30,
	2025	2024
ASSETS:
Investment in subsidiaries	$8,414,289	$9,376,988
TOTAL ASSETS	$8,414,289	$9,376,988
Due to a subsidiary	$12,226,342	$12,226,342
TOTAL LIABILITIES	$12,226,342	$12,226,342
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 20,000,000 and 20,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively.*	2,000	2,000
Additional paid-in capital*	777,992	777,992
Accumulated Deficit	(4,316,467)	(3,383,846)
Accumulated other comprehensive loss	(275,578)	(245,500)
Total shareholders’ (Deficit) equity	(3,812,053)	(2,849,354)
Total liabilities and shareholders’ (deficit) equity	$8,414,289	$9,376,988

*	Shares presented on a retroactive basis to reflect the reorganization.

b)	Condensed statements of comprehensive income

	For the Fiscal Year Ended June 30,
	2025	2024	2023
Equity in income (loss) of subsidiaries	$(932,621)	$953,560	$2,022,152
NET INCOME (LOSS)	(932,621)	953,560	$2,022,152
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(30,078)	1,246,212	(965,322)
COMPREHENSIVE INCOME	$(962,699)	$2,199,772	$1,056,830
c)	Condensed statement of cash flows

	For the Fiscal Year Ended June 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(932,621)	$953,560	$2,022,152
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in subsidiaries	932,621	(953,560)	$(2,022,152)
NET CASH USED IN OPERATING ACTIVITIES	-	-	-
NET CASH PROVIDED BY INVESTING ACTIVITIES	-	-	-
NET CASH PROVIDED BYFINANCING ACTIVITIES	-	-	-

NET INCREASE IN CASH	-	-	-
CASH – beginning of year	-	-	-
CASH – end of year	-	-	-

ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company uses the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in FASB ASC 323, Investments-Equity Method and Joint Ventures. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or is otherwise committed to provide further financial support. If the subsidiary subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.